Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

November 19, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DFA Investment Dimensions Group Inc. (the “Registrant”)

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement is being filed to register Institutional Class shares, with a par value of one cent ($0.01) per share, of Dimensional Retirement Income Fund (the “Acquiring Portfolio”), a series of the Registrant, that will be issued to the shareholders of Dimensional 2005 Target Date Retirement Income Fund (the “Target Portfolio”), also a series of the Registrant, in connection with the transfer of substantially all of the assets of the Target Portfolio in exchange for shares of the Acquiring Portfolio, pursuant to a Plan of Reorganization included in the Registration Statement.

In accordance with Rule 488 under the Securities Act, it is proposed that the Registration Statement will automatically become effective on December 19, 2019.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding the Registration Statement, please call me at (215) 564-8048 or, in my absence, Brian Crowell, at (215) 564-8082.

Very truly yours,

/s/Jana L. Cresswell
Jana L. Cresswell, Esquire

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